Leases - Office lease agreement and lease modification (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023	Jan. 02, 2025 ft²	Jun. 30, 2024
Leases
Option to terminate lease			true
Renewal period					6 months
Additional space leased | ft²				1,950
Area of lease space | ft²				5,950
July 1, 2024 to June 30, 2025
Leases
Lease rent	$ 3,150	$ 3,150
February 1, 2025 to June 30, 2025
Leases
Lease rent for additional space	1,536	1,536
July 1, 2025 to June 30, 2026
Leases
Lease rent	3,276	3,276
Lease rent for additional space	$ 1,598	$ 1,598